Cover	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0002130606
Entity Registrant Name	OBSIDIAN THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	2834
Entity Tax Identification Number	42-1977778
Entity Address, Address Line One	1030 Massachusetts Avenue
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02138
City Area Code	781
Local Phone Number	806-6245
Entity Small Business	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Madan Jagasia
Entity Address, Address Line One	1030 Massachusetts Avenue
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02138
City Area Code	781
Local Phone Number	806-6245